Income Tax Benefit/(Expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Deferred tax
(Increase)/decrease in deferred tax assets	$ (181)	$ (1,922)	$ (1,129)	$ (9,346)
(Decrease)/increase in deferred tax liabilities	83	(33)	375	3,188
Total deferred tax expense/(benefit)	(98)	(1,955)	(754)	(6,158)
Income tax expense/(benefit)	$ (98)	$ (1,955)	$ (754)	$ (6,158)